UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Insured Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2009

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 1.2%	Jefferson County, Alabama, Limited Obligation School Warrants,
	Series A, 5.50%, 1/01/22	$ 2,170	$ 2,056,509

Arkansas - 4.5%	Arkansas State Development Finance Authority, M/F Mortgage Revenue
	Refunding Bonds, Series C, 5.35%, 12/01/35 (a)(b)	7,420	7,436,473

California - 17.7%	California State Public Works Board, Lease Revenue Bonds (Department
	of General Services - Capitol East End Complex),
	Series A, 5%, 12/01/27 (c)	2,000	1,975,460
	California State, Various Purpose, GO, 5.25%, 12/01/22 (d)	5,955	6,203,205
	East Side Union High School District, California, Santa Clara County,
	GO (Election of 2002), Series B, 5%, 8/01/27 (e)	1,800	1,763,262
	Modesto, California, Schools Infrastructure Financing Agency, Special
	Tax Bonds, 5.50%, 9/01/36 (c)	2,565	2,568,796
	Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation
	Refunding Bonds (Rancho Redevelopment Project),
	Series A, 5%, 9/01/34 (b)	1,000	963,280
	San Pablo, California, Joint Powers Financing Authority, Tax
	Allocation Revenue Refunding Bonds, 5.659%, 12/01/24 (b)(f)	2,635	1,053,895
	San Pablo, California, Joint Powers Financing Authority, Tax
	Allocation Revenue Refunding Bonds, 5.66%, 12/01/25 (b)(f)	2,355	884,538
	San Pablo, California, Joint Powers Financing Authority, Tax Allocation
	Revenue Refunding Bonds, 5.661%, 12/01/26 (b)(f)	2,355	829,996
	Santa Ana, California, Unified School District, GO, 5%, 8/01/32 (b)	4,265	4,206,356
	Stockton, California, Public Financing Revenue Bonds
	(Redevelopment Projects), Series A, 5.25%, 9/01/31 (g)	2,140	1,965,719
	Vista, California, COP (Community Projects), 5%, 5/01/37 (b)	3,600	3,487,680
	West Contra Costa, California, Unified School District, GO, Series C,
	5%, 8/01/21 (e)	3,480	3,531,608

			29,433,795

Colorado - 6.9%	Aurora, Colorado, COP, 5.75%, 12/01/10 (c)(h)	10,620	11,435,510

District of Columbia -	District of Columbia, Deed Tax Revenue Bonds (Housing Production Trust
0.9%	Fund - New Communities Project), Series A, 5%, 6/01/32 (b)	1,500	1,471,230

Florida - 26.6%	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
	Revenue Bonds (Health First Inc. Project), 5%, 4/01/34	1,650	1,493,068
	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds,
	AMT, Series E, 5.90%, 10/01/39 (i)(j)	1,470	1,470,073
	Broward County, Florida, School Board, COP, Series A,
	5.25%, 7/01/33 (d)	3,300	3,277,164

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	M/F	Multi-Family
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
	Series 1, 5.375%, 10/01/49 (i)(j)	$ 2,100	$ 1,995,042
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
	Cancer Center Project), Series A, 5.25%, 7/01/37	2,450	2,281,440
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
	Company Project), Series B, 5.15%, 9/01/25	700	709,961
	Lee Memorial Health System, Florida, Hospital Revenue Bonds,
	Series A, 5%, 4/01/32 (c)	3,000	2,894,880
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.50%, 10/01/41 (d)	3,900	3,858,582
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
	5.25%, 5/01/26 (k)	5,000	5,087,400
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
	5.25%, 5/01/31 (k)	2,400	2,414,352
	Miami-Dade County, Florida, School Board, COP, Series A,
	5%, 5/01/21 (d)(e)	2,385	2,436,874
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.24%, 10/01/37 (b)(f)	2,225	395,382
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
	Improvement Program), 5%, 1/01/37 (b)	2,000	1,895,460
	Okaloosa County, Florida, Water and Sewer Revenue Refunding
	Bonds, 5%, 7/01/36 (d)	1,000	998,460
	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Orlando Regional Healthcare), VRDN, Series A-1,
	2.50%, 10/01/41 (d)(l)	3,300	3,300,000
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds
	(6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (k)	2,000	1,972,960
	Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds,
	5.125%, 12/01/28 (c)	3,850	3,864,861
	Seminole County, Florida, Water and Sewer Revenue Bonds,
	5%, 10/01/31	3,750	3,774,750

			44,120,709

Illinois - 6.4%	Chicago, Illinois, GO, Series A, 6%, 7/01/10 (e)(h)	2,790	3,008,569
	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Refunding Bonds, Third Lien, AMT, Series A,
	5.75%, 1/01/19 (b)	1,875	1,882,950
	Chicago, Illinois, O'Hare International Airport Revenue Bonds,
	Third Lien, Series A, 5%, 1/01/31 (b)	1,000	944,590
	Illinois State, GO, First Series, 6%, 1/01/18 (e)	4,500	4,666,680
	Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit
	School District Number 220, GO, 5.75%, 12/01/19 (e)	45	47,434

			10,550,223

Indiana - 6.0%	Indiana Municipal Power Agency, Power Supply System Revenue
	Bonds, Series A, 5%, 1/01/37 (b)	4,460	4,258,140
	Indiana Municipal Power Agency, Power Supply System Revenue
	Bonds, Series A, 5%, 1/01/42 (b)	6,000	5,687,820

			9,945,960

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Louisiana - 0.6%	Louisiana State Gas and Fuels Tax Revenue Bonds, Series A,
	5%, 5/01/41 (e)	$ 940	$ 913,379

Massachusetts - 1.8%	Massachusetts State, HFA, Housing Development Revenue Refunding
	Bonds, AMT, Series A, 5.15%, 6/01/11 (b)	565	571,164
	Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds,
	AMT, Series C, 5.50%, 7/01/32 (d)	2,440	2,470,695

			3,041,859

Michigan - 3.9%	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT,
	Series A, 5.50%, 6/01/30 (m)	2,000	1,824,640
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT,
	Series B, 5.65%, 9/01/29 (m)	1,500	1,485,345
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT,
	Series C, 5.65%, 9/01/29 (m)	3,500	3,190,775

			6,500,760

Minnesota - 2.6%	Sauk Rapids, Minnesota, Independent School District Number 47, GO,
	Series A, 5.65%, 2/01/19 (b)	4,015	4,285,009

Missouri - 5.6%	Cape Girardeau, Missouri, School District Number 063, GO
	(Missouri Direct Deposit Program), 5.50%, 3/01/18 (e)	2,000	2,093,620
	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50%,
	3/01/11 (d)(h)	5,510	5,902,918
	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50%,
	3/01/14 (d)	360	378,781
	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50%,
	3/01/15 (d)	405	426,129
	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50%,
	3/01/16 (d)	215	226,216
	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50%,
	3/01/17 (d)	280	294,608

			9,322,272

Nevada - 1.0%	Clark County, Nevada, Passenger Facility Charge Revenue Bonds (Las
	Vegas McCarran International), AMT, Series A-1, 5%, 7/01/23 (c)(d)	1,750	1,654,835

New Jersey - 6.4%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (k)	3,800	3,894,696
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
	5.25%, 7/01/33 (b)	6,700	6,791,455

			10,686,151

New York - 9.7%	Nassau Health Care Corporation, New York, Health System Revenue
	Bonds, 5.75%, 8/01/09 (d)(h)	7,130	7,562,934
	New York City, New York, GO, Series E, 5%, 11/01/17 (d)	4,000	4,233,560
	New York City, New York, Sales Tax Asset Receivable Corporation
	Revenue Bonds, Series A, 5.25%, 10/15/27 (c)	4,095	4,239,226

			16,035,720

Oregon - 0.9%	Portland, Oregon, Urban Renewal and Redevelopment Tax Allocation
	Bonds (Oregon Convention Center), Series A, 5.75%, 6/15/15 (c)	1,400	1,458,940

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Rhode Island - 4.9%	Providence, Rhode Island, Redevelopment Agency Revenue Refunding
	Bonds (Public Safety and Municipal Buildings), Series A, 5.75%,
	4/01/10 (c)(h)	$ 5,000	$ 5,336,100
	Rhode Island State Health and Educational Building Corporation Revenue
	Bonds (Rhode Island School of Design), Series D, 5.50%,
	8/15/31 (m)	2,870	2,869,914

			8,206,014

South Carolina - 0.9%	Medical University Hospital Authority, South Carolina, Hospital Facilities
	Revenue Refunding Bonds, Series A, 5.25%, 2/15/25 (a)(b)	1,525	1,550,986

Tennessee - 2.6%	Tennessee HDA, Revenue Refunding Bonds (Homeownership Program),
	AMT, Series A, 5.25%, 7/01/22 (d)	2,300	2,266,443
	Tennessee HDA, Revenue Refunding Bonds (Homeownership Program),
	AMT, Series A, 5.35%, 1/01/26 (d)	2,115	2,029,300

			4,295,743

Texas - 19.6%	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds,
	AMT, Series B, 6%, 11/01/23 (b)	700	702,758
	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
	Series A, 5.50%, 11/01/33 (b)	8,000	7,591,840
	Harris County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Bonds (Methodist Hospital Project), VRDN, Series C,
	2.30%, 12/01/41 (d)(l)	1,600	1,600,000
	Houston, Texas, Community College System, Participation Interests, COP
	(Alief Center Project), 5.75%, 8/15/22 (b)	2,595	2,661,148
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	First Tier, 5.75%, 1/01/40 (b)	6,710	6,851,447
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	First Tier, Series B, 5.75%, 1/01/40 (b)	6,275	6,407,277
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	Series A, 5.625%, 1/01/33 (b)	6,585	6,688,055

			32,502,525

Washington - 2.5%	Chelan County, Washington, Public Utility District Number 001,
	Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A,
	5.45%, 7/01/37 (c)	2,310	2,188,494
	Snohomish County, Washington, Public Utility District Number 001,
	Electric Revenue Bonds, 5.50%, 12/01/22 (d)	1,810	1,918,401

			4,106,895

Wisconsin - 0.3%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (Blood Center of Southeastern Wisconsin Project),
	5.50%, 6/01/24	500	501,195

Puerto Rico - 1.1%	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series D, 5.25%, 7/01/36	1,870	1,824,428

	Total Municipal Bonds - 134.6%		223,337,120

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (n)

California - 10.2%	Palomar Pomerado Health Care District, California, GO
	(Election of 2004), Series A, 5.125%, 8/01/37 (b)	4,335	4,370,364

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (n)	(000)	Value

	Sacramento County, California, Airport System Revenue Bonds,
	AMT, Senior Series B, 5.25%, 7/01/39 (d)	$ 3,149	$ 3,014,411
	San Jose, California, GO (Libraries, Parks and Public Safety Projects),
	5%, 9/01/30 (b)	1,258	1,266,271
	Sequoia, California, Unified High School District, GO, Refunding,
	Series B, 5.50%, 7/01/35 (d)	3,149	3,301,517
	Tustin, California, Unified School District, Senior Lien Special Tax
	Bonds (Community Facilities District Number 97-1),
	Series A, 5%, 9/01/32 (d)	2,180	2,181,504
	Tustin, California, Unified School District, Senior Lien Special Tax
	Bonds (Community Facilities District Number 97-1),
	Series A, 5%, 9/01/38 (d)	2,800	2,774,072

			16,908,139

Colorado - 3.4%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-3, 5.10%, 10/01/41 (d)	5,609	5,555,723

Florida - 6.8%	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Baptist Medical Center Project), 5%, 8/15/37 (d)	4,515	4,426,777
	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds
	(Multi-County Program), AMT, Series A-2, 6%, 9/01/40 (i)(j)	2,505	2,565,396
	Saint Petersburg, Florida, Public Utilities Revenue Refunding Bonds,
	5%, 10/01/35 (b)	4,303	4,252,251

			11,244,424

Georgia - 2.5%	Augusta, Georgia, Water and Sewer Revenue Bonds,
	5.25%, 10/01/34 (d)	3,997	4,112,545

Illinois - 6.2%	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Refunding Bonds, Third Lien, AMT, Series A, 5%, 1/01/38 (d)	8,000	7,812,480
	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien,
	5.25%, 11/01/33 (d)	2,503	2,550,940

			10,363,420

Massachusetts - 6.9%	Massachusetts Bay Transportation Authority, Sales Tax Revenue
	Refunding Bonds, Senior Series A, 5%, 7/01/35	3,375	3,376,687
	Massachusetts State School Building Authority, Dedicated Sales Tax
	Revenue Bonds, Series A, 5%, 8/15/30 (d)	7,998	8,058,782

			11,435,469

New Jersey - 3.3%	New Jersey State Turnpike Authority, Turnpike Revenue Bonds,
	Series C, 5%, 1/01/30 (d)	5,487	5,537,500

Virginia - 0.9%	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.35%, 7/01/31 (b)	1,500	1,511,265

Washington - 2.5%	Bellevue, Washington, GO, Refunding, 5.50%, 12/01/39 (b)	3,995	4,099,655

	Total Municipal Bonds Transferred to Tender
	Option Bond Trusts - 42.7%		70,768,140

	Total Long-Term Investments (Cost - $298,786,002) - 177.3%		294,105,260

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Merrill Lynch Institutional Tax-Exempt Fund, 2.08% (o)(p)	9,720,732	$ 9,720,732

Total Short-Term Securities (Cost - $9,720,732) - 5.9%		9,720,732

Total Investments (Cost - $308,506,734*) - 183.2%		303,825,992
Other Assets Less Liabilities - 1.6%		2,707,544
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (28.0)%		(46,415,769)
Preferred Stock, at Redemption Value - (56.8)%		(94,246,184)

Net Assets Applicable to Common Stock - 100.0%	$ 165,871,583

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 261,401,431

Gross unrealized appreciation	$ 3,179,773
Gross unrealized depreciation	(7,023,620)

Net unrealized depreciation	$ (3,843,847)

(a)	FHA Insured.

(b)	MBIA Insured.

(c)	AMBAC Insured.

(d)	FSA Insured.

(e)	FGIC Insured.

(f)	Represents a zero coupon bond. Rate shown reflects the effective yield at time of purchase.

(g)	Radian Insured.

(h)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)	FHLMC Collateralized.

(j)	FNMA/GNMA Collateralized.

(k)	Assured Guaranty Insured.

(l)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(m)	XL Capital Insured.

(n)	Securities represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
	Affiliate	Activity	Income

	Merrill Lynch Institutional Tax-Exempt Fund	9,699,911	$ 36,783

(p)	Represents the current yield as of report date.

BlackRock MuniHoldings Insured Fund, Inc.

Schedule of Investments as of July 31, 2008 (Unaudited)

  Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 9,720,732
Level 2	294,105,260
Level 3	-

Total	$ 303,825,992

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: September 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: September 19, 2008